Remuneration of Key Management Personnel - Schedule of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Key Management Personnel Abstract
Fees and short term employee benefits	$ 2,654	$ 2,534	$ 1,065
Post employment benefits	$ 60	$ 30	$ 10